Equity and Accumulated Other Comprehensive Loss - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized (in shares)	30,000,000	30,000,000
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares issued (in shares)	17,950,264	17,897,033
Shares issued for equity based comp plans	52,653
Shares issued for Options exercise and Other activity	578
Preferred stock, shares authorized (in shares)	10,000,000
Preferred stock, par value (in dollars per share)	$ 1
Shares issued for ESPP (in shares)	0
2015 Share Repurchase
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock repurchase program, authorized amount				$ 100.0
Stock repurchased and retired during period (in shares)	0	0	0
Stock repurchase program, remaining authorized repurchase amount	$ 86.9